Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Total shares in treasury at beginning of year	10,609,980	3,998,982	19,171,454
Total cost	$ 915	$ 342	$ 1,219
Shares acquired under repurchase program	2,522,589	15,537,868	5,336,310
Average price in $ per share	$ 113.36	$ 82.36	$ 88.93
Amount paid	$ 286	$ 1,280	$ 475
Shares delivered	10,054,099	8,926,870	5,008,782
Average price in $ per share	$ 85.42	$ 79.25	$ 62.30
Amount received	$ 233	$ 115	$ 51
Shares issued for the business combination			15,500,000
Total shares in treasury at end of year	3,078,470	10,609,980	3,998,982
Total cost	$ 342	$ 915	$ 342